Cover Page	Aug. 14, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 14, 2023
Entity Registrant Name	EVELO BIOSCIENCES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38473
Entity Tax Identification Number	46-5594527
Entity Address, Address Line One	620 Memorial Drive
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	(617)
Local Phone Number	577-0300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	EVLO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001694665
Amendment Flag	false